Other Charges - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)		Dec. 31, 2020 USD ($)
Disclosure of other charges [line items]
Other charges	€ (5)	€ 101	[1]	€ 104	[1]
Americas [member]
Disclosure of other charges [line items]
Other charges		€ 667		€ 91		$ 104

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.